Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	1 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jun. 30, 2025
cPaperless, LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2025
Name of acquiree			cPaperless, LLC ("SafeSend")
Description of the acquiring segment			Tax & Accounting Professionals
Description of acquiree			A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.
Pagero Group AB [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition		January 2024
Name of acquiree			Pagero Group AB (publ) (“Pagero”)
Description of the acquiring segment			Corporates
Description of acquiree			A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
World Business Media Limited [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition		January 2024
Name of acquiree			World Business Media Limited ("The Insurer")
Description of the acquiring segment			Reuters News
Description of acquiree			A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.